INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 16,214	$ 16,291
Work in progress and assembled raw materials	11,894	10,335
Finished products	17,322	12,264
Inventory, Net	$ 45,430	$ 38,890